Deposits for Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2023
Deposits of Property and Equipment Disclosure [Abstract]
Schedule of Deposits for Property and Equipment	Deposits for property and equipment consisted of the following:
	June 30, 2023	June 30, 2022
Deposits for mining equipment	$59,073,377	$66,244,707
Less: impairment of deposits for mining equipment	(54,423,377)	(2,561,110)
	$4,650,000	$63,683,597